Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Tax prepayments	281,662	261,943	35,886
Prepaid expenses	23,633	16,882	2,313
Rental and other deposits	13,843	12,801	1,754
Receivables from third-party payment platform	29,430	31,720	4,346
Other receivables	11,991	13,595	1,862
	360,559	336,941	46,161